EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2012
EARNINGS PER SHARE
Schedule of computations of basic and diluted earnings per share

	Years Ended September 30,
	2012	2011	2010

Net income	$9,829,688	$8,064,777	$3,292,787

Add (less):
Benefit from repurchase of preferred stock, net	363,699	—	—
Preferred dividends declared	(1,626,900)	(1,626,900)	(1,626,900)
Accretion of discount on preferred stock	(420,829)	(439,116)	(433,000)
Income available for common shares	$8,145,658	$5,998,761	$1,232,887

Weighted average common shares outstanding - basic	10,679,091	10,543,316	10,380,822
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares	271,779	301,544	154,789
Equivalent shares - employee stock options and awards	42,992	41,259	33,818
Equivalent shares - common stock warrant	—	101,486	57,490
Weighted average common shares outstanding - diluted	10,993,862	10,987,605	10,626,919

Earnings per share:
Basic	$0.76	$0.57	$0.12
Diluted	0.74	0.55	0.12